UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07396

Western Asset Managed High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: February 28,

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

FORM N-Q

NOVEMBER 30, 2014

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 90.4%
CONSUMER DISCRETIONARY - 17.4%
Automobiles - 0.3%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	690,000	$772,800

Diversified Consumer Services - 0.5%
Service Corp. International, Senior Notes	7.500%	4/1/27	695,000	788,825
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	500,000	522,500	(a)

Total Diversified Consumer Services				1,311,325

Hotels, Restaurants & Leisure - 4.7%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	530,000	480,975	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	149,883	150,018	(a)(b)(c)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	884,220	787,752	(a)(b)(c)(d)
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	50,000	52,500
Burger King Capital Holdings LLC/Burger King Capital Finance Inc., Senior Notes, Step Bond	0.000%	4/15/19	240,000	223,200	(a)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	439,000	353,395
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	1,720,000	1,376,000
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	440,000	404,250	(a)
Carlson Travel Holdings Inc., Senior Notes	7.500%	8/15/19	280,000	282,800	(a)(d)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	770,000	829,675
CCM Merger Inc., Senior Notes	9.125%	5/1/19	930,000	1,004,400	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,070,000	1,043,250	(a)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	720,000	741,600	(a)
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., Senior Secured Notes	10.250%	6/15/15	270,000	1,350	(a)(e)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	550,000	562,375	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	400,000	416,000	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,976,000	2,111,850	(a)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	1,240,000	1,221,400	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	9.500%	6/15/19	145,000	155,512	(a)
Seven Seas Cruises S de RL LLC, Senior Secured Notes	9.125%	5/15/19	1,070,000	1,164,909

Total Hotels, Restaurants & Leisure				13,363,211

Household Durables - 1.4%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,090,000	1,159,488	(a)(d)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	830,000	908,850
William Lyon Homes PNW Finance Corp., Senior Notes	7.000%	8/15/22	650,000	672,750	(a)
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,090,000	1,095,450	(a)

Total Household Durables				3,836,538

Media - 8.4%
Altice SA, Senior Secured Notes	7.750%	5/15/22	450,000	466,313	(a)
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	290,000	309,213
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	1,720,000	1,827,500

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	250,000		$260,575
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	410,000		456,125
DISH DBS Corp., Senior Notes	7.875%	9/1/19	580,000		664,100
DISH DBS Corp., Senior Notes	6.750%	6/1/21	1,110,000		1,208,512
DISH DBS Corp., Senior Notes	5.875%	11/15/24	880,000		888,800	(a)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	750,000		727,500	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	600,000		480,750
MDC Partners Inc., Senior Notes	6.750%	4/1/20	150,000		155,438	(a)
Nara Cable Funding Ltd., Senior Secured Notes	8.875%	12/1/18	1,100,000		1,148,818	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	882,022		1,001,095	(a)(d)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	2,020,000		2,054,380	(a)
Ono Finance II PLC, Senior Bonds	10.875%	7/15/19	1,490,000		1,594,300	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	821,000		1,030,674
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	361,000		446,853
Univision Communications Inc., Senior Notes	8.500%	5/15/21	780,000		842,400	(a)
Univision Communications Inc., Senior Secured Notes	6.875%	5/15/19	720,000		757,800	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	460,000		498,525	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	81,000		89,505	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	1,200,000	EUR	1,622,702	(a)
UPCB Finance II Ltd., Senior Notes	6.375%	7/1/20	1,250,000	EUR	1,639,815	(f)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,510,000		1,615,700	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,030,000		1,082,788	(a)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	880,000		858,000	(a)

Total Media					23,728,181

Multiline Retail - 0.2%
Neiman Marcus Group LLC, Senior Notes	8.000%	10/15/21	500,000		535,000	(a)
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	185,000		188,700

Total Multiline Retail					723,700

Specialty Retail - 1.6%
American Greetings Corp., Senior Notes	7.375%	12/1/21	700,000		740,250
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	1,190,000		981,750	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	1,920,000		1,291,200	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	440,000		474,100	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	933,000		939,997	(a)(d)

Total Specialty Retail					4,427,297

Textiles, Apparel & Luxury Goods - 0.3%
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	600,000		568,500	(a)(d)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	440,000		321,200	(a)

Total Textiles, Apparel & Luxury Goods					889,700

TOTAL CONSUMER DISCRETIONARY					49,052,752

CONSUMER STAPLES - 3.0%
Beverages - 0.5%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	620,000		630,850	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Crestview DS Merger Subordinated II Inc., Secured Notes	10.000%	9/1/21	670,000	$793,950

Total Beverages				1,424,800

Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	880,000	843,700	(a)

Food Products - 1.7%
Chiquita Brands International Inc./Chiquita Brands LLC, Senior Secured Notes	7.875%	2/1/21	765,000	832,894
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	840,000	843,150	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	820,000	813,850	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,040,000	1,060,800	(a)
Sun Merger Sub Inc., Senior Notes	5.875%	8/1/21	760,000	807,500	(a)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	447,000	467,115	(a)

Total Food Products				4,825,309

Household Products - 0.1%
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	360,000	384,750

Media - 0.1%
SiTV LLC/SiTV Finance Inc., Senior Secured Notes	10.375%	7/1/19	180,000	170,100	(a)

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	820,000	781,050

TOTAL CONSUMER STAPLES				8,429,709

ENERGY - 15.4%
Energy Equipment & Services - 2.4%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,420,000	1,320,600
CGG, Senior Notes	7.750%	5/15/17	67,000	66,498
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	270,000	243,000	(a)
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	620,000	514,600	(a)
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	670,000	562,800
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	1,950,000	994,500	(a)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	200,000	169,000	(a)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	920,000	726,800
Petroleum Geo-Services ASA, Senior Notes	7.375%	12/15/18	580,000	498,800	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	790,000	872,950
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	760,000	767,600	(a)

Total Energy Equipment & Services				6,737,148

Oil, Gas & Consumable Fuels - 13.0%
Arch Coal Inc., Senior Notes	7.250%	6/15/21	1,010,000	373,700
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Senior Notes	6.625%	10/1/20	280,000	294,000
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	860,000	743,900
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	490,000	496,125	(a)
California Resources Corp., Senior Notes	6.000%	11/15/24	1,280,000	1,148,000	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	430,000	469,775
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	300,000	289,500	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	590,000	601,800
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	420,000	428,400
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	100,000	102,000	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	440,000	495,000
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	290,000	315,375
Comstock Resources Inc., Senior Notes	7.750%	4/1/19	940,000	874,200

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	610,000		$605,425
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	860,000		908,375
Corral Petroleum Holdings AB, Senior Notes	15.000%	12/31/17	1,365,552		1,208,514	(a)(d)
Dynagas LNG Partners LP/Dynagas Finance Inc., Senior Notes	6.250%	10/30/19	160,000		154,400
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	680,000		855,589
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	470,000		513,273	(g)
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	530,000		453,150
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,790,000		1,745,250	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	1,810,000		1,393,700
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,270,000		984,250
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	760,000		820,800
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	430,000		374,100
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	300,000		264,000	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,490,000		1,422,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	26,000		27,365
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,430,000		1,301,300	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	920,000		648,600	(e)
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	590,000		625,400	(a)
Murray Energy Corp., Senior Secured Notes	8.625%	6/15/21	490,000		498,575	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	620,000		629,300
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	810,000		716,850
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	840,000		824,250	(a)
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	800,000		787,515
Plains Exploration & Production Co., Senior Notes	6.750%	2/1/22	91,000		101,806
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	970,000		465,600
Rice Energy Inc., Senior Notes	6.250%	5/1/22	670,000		646,550	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	1,490,000		1,450,887	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	700,000		711,375
Samson Investment Co., Senior Notes	9.750%	2/15/20	780,000		454,350
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,080,000		1,069,200
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,710,000		1,543,275	(a)
SandRidge Energy Inc., Senior Notes	7.500%	2/15/23	90,000		70,200
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	510,000		459,000	(a)
Sidewinder Drilling Inc., Senior Notes	9.750%	11/15/19	460,000		411,700	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	380,000		412,300
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	320,000		299,200	(a)
Tennessee Gas Pipeline Co., Senior Notes	8.000%	2/1/16	645,000		697,313
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	1,960,000		2,620,293
Triangle USA Petroleum Corp., Senior Notes	6.750%	7/15/22	310,000		254,200	(a)
Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes	10.750%	2/1/18	470,000		494,205

Total Oil, Gas & Consumable Fuels					36,556,160

TOTAL ENERGY					43,293,308

FINANCIALS - 10.3%
Banks - 4.8%
Banco Espirito Santo SA, Senior Notes	5.875%	11/9/15	300,000	EUR	370,704	(f)
Bank of America Corp., Junior Subordinated	6.500%	10/23/24	440,000		453,750	(g)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,060,000		1,431,802	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000		1,105,625
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	230,000		239,632	(g)(h)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	620,000		617,520	(g)(h)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	170,000		220,201	(a)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	400,000		$416,552	(a)(g)(h)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	880,000		1,029,600	(a)(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	430,000		440,428	(g)(h)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	1,470,000		1,494,421	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	350,000		354,375	(g)(h)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	370,000		375,550	(g)(h)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	980,000		1,001,546	(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	670,000		787,250	(g)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	730,000		795,779
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	230,000		270,247
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,350,000	AUD	1,348,032	(f)(g)
Santander Issuances SAU, Notes	5.911%	6/20/16	600,000		630,835	(a)

Total Banks					13,383,849

Capital Markets - 1.0%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	2,150,000		2,097,325	(a)(g)(h)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	670,000		831,280

Total Capital Markets					2,928,605

Consumer Finance - 1.2%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	611,000		725,562
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	460,000	EUR	585,286	(f)
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	620,000		702,150
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	610,000		690,063
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	350,000		360,500	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	310,000		299,150	(a)

Total Consumer Finance					3,362,711

Diversified Financial Services - 2.0%
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	2,520,000		2,888,550
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,815,000		2,205,225
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		535,000	(a)(g)

Total Diversified Financial Services					5,628,775

Insurance - 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	460,000		492,200	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	490,000		576,975	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	360,000		464,400	(a)

Total Insurance					1,533,575

Real Estate Management & Development - 0.8%
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	880,000		904,200	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,160,000		1,229,600	(a)

Total Real Estate Management & Development					2,133,800

TOTAL FINANCIALS					28,971,315

HEALTH CARE - 5.5%
Health Care Equipment & Supplies - 0.8%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	570,000		578,906	(a)(d)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	1,600,000		1,568,000

Total Health Care Equipment & Supplies					2,146,906

Health Care Providers & Services - 4.1%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	468,000		535,860
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	390,000		407,550
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	1,310,000		1,404,975

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	730,000	$773,435
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	1,110,000	1,187,700
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	340,000	353,600	(a)
HCA Inc., Debentures	7.500%	11/15/95	2,345,000	2,298,100
HCA Inc., Notes	7.690%	6/15/25	490,000	546,350
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	1,410,000	1,484,025
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	290,000	312,837	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	810,000	907,200
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	720,000	767,700
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	800,000	728,000

Total Health Care Providers & Services				11,707,332

Pharmaceuticals - 0.6%
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	790,000	816,663	(a)
Salix Pharmaceuticals Ltd., Senior Notes	6.000%	1/15/21	850,000	869,125	(a)

Total Pharmaceuticals				1,685,788

TOTAL HEALTH CARE				15,540,026

INDUSTRIALS - 14.4%
Aerospace & Defense - 1.4%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,140,000	1,134,300	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	550,000	598,125
Erickson Inc., Secured Notes	8.250%	5/1/20	1,351,000	1,276,695
GenCorp Inc., Secured Notes	7.125%	3/15/21	410,000	434,087
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	390,000	388,050	(a)

Total Aerospace & Defense				3,831,257

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	570,000	608,475	(a)

Airlines - 0.8%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	310,000	321,904	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	319,323	339,281	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	244,946	284,750
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	173,674	196,251
Delta Air Lines Inc., Secured Notes	6.375%	1/2/16	80,000	83,200	(a)
United Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	63,822	67,090
United Airlines Inc., Pass-Through Certificates, Notes	5.500%	10/29/20	362,393	375,076
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	56,584	61,818
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.125%	4/29/18	400,000	425,000

Total Airlines				2,154,370

Building Products - 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	790,000	772,225	(a)
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	90,000	97,088	(a)
Reliance Intermediate Holdings LP, Senior Secured Notes	9.500%	12/15/19	810,000	853,537	(a)

Total Building Products				1,722,850

Commercial Services & Supplies - 2.3%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	440,000	442,200	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	470,000	522,875	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,790,000	1,781,050

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	440,000	$480,700
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	762,000	819,150	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	503,000	540,725	(a)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	1,416,000	1,571,760
West Corp., Senior Notes	5.375%	7/15/22	330,000	315,975	(a)

Total Commercial Services & Supplies				6,474,435

Construction & Engineering - 1.4%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	670,000	564,475	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	680,000	699,550	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	860,000	855,700	(a)(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,020,000	1,037,850	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	820,000	826,150	(a)

Total Construction & Engineering				3,983,725

Electrical Equipment - 0.4%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	560,000	596,400	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	510,000	532,950	(a)

Total Electrical Equipment				1,129,350

Industrial Conglomerates - 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	850,000	897,600

Machinery - 1.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	340,000	362,950	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,540,000	1,636,250	(a)
Gardner Denver Inc., Senior Notes	6.875%	8/15/21	300,000	299,250	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	690,000	756,413
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	490,000	527,975	(a)

Total Machinery				3,582,838

Marine - 1.1%
Horizon Lines LLC, Secured Notes	13.000%	10/15/16	1,099,988	1,081,433	(c)(d)
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	512,000	519,040	(c)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	830,000	850,750	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	670,000	720,250

Total Marine				3,171,473

Road & Rail - 1.9%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	700,000	726,250	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	970,000	982,125	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	510,000	522,750	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	1,340,000	1,425,425	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	470,000	464,125	(a)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	1,296,000	1,370,520

Total Road & Rail				5,491,195

Trading Companies & Distributors - 0.6%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	790,000	851,225	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - (continued)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	880,000		$939,400

Total Trading Companies & Distributors					1,790,625

Transportation - 1.9%
CMA CGM, Senior Notes	8.500%	4/15/17	1,470,000		1,506,750	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	900,000		931,500	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,080,000		1,109,700	(a)(d)
Syncreon Group BV/Syncreon Global Finance US Inc., Senior Notes	8.625%	11/1/21	950,000		928,625	(a)
Watco Cos., LLC/Watco Finance Corp., Senior Notes	6.375%	4/1/23	720,000		736,200	(a)

Total Transportation					5,212,775

Transportation Infrastructure - 0.2%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	480,000		471,600	(a)

TOTAL INDUSTRIALS					40,522,568

INFORMATION TECHNOLOGY - 2.4%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	730,000		744,600

Internet Software & Services - 0.5%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	380,000		379,050	(a)(d)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	590,000		666,700
Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes	8.125%	1/1/20	486,000		520,628

Total Internet Software & Services					1,566,378

IT Services - 1.5%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	770,000		673,750	(a)
First Data Corp., Secured Notes	8.250%	1/15/21	510,000		548,250	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	1,250,000		1,490,625
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	812,000		943,950
Interactive Data Corp., Senior Notes	5.875%	4/15/19	450,000		453,937	(a)

Total IT Services					4,110,512

Software - 0.1%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	390,000		406,575	(a)

TOTAL INFORMATION TECHNOLOGY					6,828,065

MATERIALS - 8.6%
Chemicals - 0.8%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	430,000		447,200	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	420,000		413,700	(a)(d)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	582,000	EUR	745,037	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	250,000	EUR	341,172	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	200,000	EUR	272,937	(f)

Total Chemicals					2,220,046

Construction Materials - 0.2%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	700,000		707,000	(a)

Containers & Packaging - 2.9%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	680,000		703,800	(a)(d)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	1,060,000		1,147,450	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.250%	1/31/19	260,000		261,300	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	680,000		732,700	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - (continued)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	141,176		$144,353	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	830,000		848,675	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	370,000		367,225	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	870,000		900,450	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	800,000		834,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,390,000		1,480,350
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	560,000		573,300	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	8.500%	5/15/18	150,000		155,250

Total Containers & Packaging					8,148,853

Metals & Mining - 3.8%
ArcelorMittal, Senior Notes	6.000%	3/1/21	240,000		253,200
ArcelorMittal, Senior Notes	6.750%	2/25/22	140,000		152,863
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	710,000		614,150	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,010,000		797,900
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	1,210,000		1,123,787	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	860,000		137,600	(a)(c)(e)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	9,113		0	(a)(b)(c)(i)
Prince Mineral Holding Corp., Senior Secured Notes	12.000%	12/15/19	700,000		766,500	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	1,240,000		1,283,400	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	1,110,000		1,134,975
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	480,000		504,600	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	570,000	EUR	747,749	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	940,000		996,400	(a)(d)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	550,000		451,000	(a)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Senior Notes	7.375%	2/1/20	330,000		348,084	(a)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Senior Notes	7.375%	2/1/20	150,000		158,220	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	570,000		607,050
Thompson Creek Metals Co. Inc., Senior Secured Notes	9.750%	12/1/17	550,000		591,937

Total Metals & Mining					10,669,415

Paper & Forest Products - 0.9%
Appvion Inc., Secured Notes	9.000%	6/1/20	1,900,000		1,396,500	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	580,000		556,800
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	498,000		385,950
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	70,000		68,600

Total Paper & Forest Products					2,407,850

TOTAL MATERIALS					24,153,164

TELECOMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 5.4%
CCOH Safari LLC, Senior Bonds	5.500%	12/1/22	70,000		70,963
CCOH Safari LLC, Senior Bonds	5.750%	12/1/24	110,000		110,963
CenturyLink Inc., Senior Notes	5.800%	3/15/22	1,710,000		1,804,050
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	115,000		112,413

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Cogent Communications Holdings Inc., Senior Secured Notes	8.375%	2/15/18	750,000	$791,250	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,940,000	1,918,175
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	1,500,000	1,595,625
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	370,000	398,212
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	70,000	75,163
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	1,280,000	1,398,400
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	350,000	366,625
TW Telecom Holdings Inc., Senior Notes	5.375%	10/1/22	65,000	73,856
TW Telecom Holdings Inc., Senior Notes	6.375%	9/1/23	1,099,000	1,255,607
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes	7.500%	3/15/19	260,000	274,950	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	990,000	1,113,772
Windstream Corp., Senior Notes	7.500%	4/1/23	2,420,000	2,474,450
Windstream Corp., Senior Notes	6.375%	8/1/23	1,250,000	1,210,937

Total Diversified Telecommunication Services				15,045,411

Wireless Telecommunication Services - 4.3%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	400,000	377,000
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,025,000	4,251,406
Sprint Communications Inc., Senior Notes	6.000%	12/1/16	60,000	63,563
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	1,480,000	1,716,800	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	1,540,000	1,620,850
Syniverse Holdings Inc., Senior Notes	9.125%	1/15/19	790,000	827,525
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	300,000	312,375
T-Mobile USA Inc., Senior Notes	6.731%	4/28/22	220,000	228,525
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,390,000	1,414,325
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,510,000	1,398,637	(a)

Total Wireless Telecommunication Services				12,211,006

TOTAL TELECOMMUNICATION SERVICES				27,256,417

UTILITIES - 3.7%
Electric Utilities - 1.1%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	1,290,000	1,425,450
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	212,310	225,049
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	1,210,000	1,306,800
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	214,507	219,869

Total Electric Utilities				3,177,168

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	740,000	773,300

Independent Power and Renewable Electricity Producers - 2.3%
Atlantic Power Corp., Senior Notes	9.000%	11/15/18	520,000	527,800
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	572,000	636,350	(a)
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Escrow Receipt	—	—	160,000	0	(b)(c)(i)
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	1,460,000	1,582,275	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	1,270,000	1,323,975	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125%	6/30/17	50,076	53,331

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - (continued)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	2,318,821	$2,524,616

Total Independent Power and Renewable Electricity Producers				6,648,347

TOTAL UTILITIES				10,598,815

TOTAL CORPORATE BONDS & NOTES (Cost - $250,610,870)				254,646,139

CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	230,000	213,325

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/20/19	585,000	479,700	(a)(b)(c)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $796,276)				693,025

SENIOR LOANS - 2.1%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	710,000	721,981	(j)(k)

Household Durables - 0.0%
William Lyon Homes Inc., Bridge Term Loan	7.750%	8/12/22	48,212	47,489	(b)(j)(k)

Specialty Retail - 0.1%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	340,000	209,383	(j)(k)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	450,000	414,000	(j)(k)

TOTAL CONSUMER DISCRETIONARY				1,392,853

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	300,000	297,750	(j)(k)

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	600,000	616,125	(j)(k)
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	640,000	639,200	(c)(j)(k)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	730,000	731,825	(j)(k)

TOTAL HEALTH CARE				1,987,150

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.2%
Chemicals - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	540,000	$558,562	(j)(k)

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	1,720,558	1,722,924	(j)(k)

TOTAL SENIOR LOANS (Cost - $6,004,502)				5,959,239

			SHARES
COMMON STOCKS - 2.2%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Ford Motor Co.			48,092	756,487

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			46,919	0	*(b)(c)(i)

TOTAL CONSUMER DISCRETIONARY				756,487

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
KCAD Holdings I Ltd.			151,493,610	334,801	*(b)(c)

FINANCIALS - 0.9%
Banks - 0.9%
Citigroup Inc.			29,040	1,567,289
JPMorgan Chase & Co.			13,508	812,641

Total Banks				2,379,930

Real Estate Management & Development - 0.0%
Realogy Holdings Corp.			1,343	61,805	*

TOTAL FINANCIALS				2,441,735

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc.			8,800	730,400	*(b)(c)

INDUSTRIALS - 0.6%
Marine - 0.6%
DeepOcean Group Holding AS			58,920	1,488,909	*(b)(c)
Horizon Lines Inc., Class A Shares			417,516	267,210	*(c)

TOTAL INDUSTRIALS				1,756,119

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			1,863,035	55,484	*

TOTAL COMMON STOCKS (Cost - $7,766,258)				6,075,026

PREFERRED STOCKS - 1.8%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Rex Energy Corp.	6.000%		5,100	331,653
SandRidge Energy Inc.	8.500%		6,600	524,700

TOTAL ENERGY				856,353

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE		SHARES	VALUE
FINANCIALS - 1.5%
Consumer Finance - 1.1%
GMAC Capital Trust I	8.125%		118,121	$3,123,119	(g)

Diversified Financial Services - 0.4%
Citigroup Capital XIII	7.875%		46,675	1,242,955	(g)

TOTAL FINANCIALS				4,366,074

TOTAL PREFERRED STOCKS (Cost - $5,282,474)				5,222,427

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Jack Cooper Holdings Corp.		12/15/17	1,198	191,680	*(a)
Jack Cooper Holdings Corp.		5/6/18	558	89,280	*(a)

TOTAL WARRANTS (Cost - $30,507)				280,960

TOTAL INVESTMENTS - 96.8% (Cost - $270,490,887#)				272,876,816
Other Assets in Excess of Liabilities - 3.2%				8,881,215

TOTAL NET ASSETS - 100.0%				$281,758,031

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Illiquid security.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	The coupon payment on these securities is currently in default as of November 30, 2014.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$48,114,982	$937,770		$49,052,752
Materials	—	24,153,164	0	*	24,153,164
Utilities	—	10,598,815	0	*	10,598,815
Other corporate bonds & notes	—	170,841,408	—		170,841,408
Convertible bonds & notes	—	693,025	—		693,025
Senior loans:
Consumer discretionary	—	1,345,364	47,489		1,392,853
Other senior loans	—	4,566,386	—		4,566,386
Common stocks:
Consumer discretionary	$756,487	—	0	*	756,487
Energy	—	—	334,801		334,801
Health care	—	—	730,400		730,400
Industrials	267,210	—	1,488,909		1,756,119
Other common stocks	2,497,219	—	—		2,497,219
Preferred stocks:
Energy	—	331,653	—		331,653
Other preferred stocks	4,890,774	—	—		4,890,774
Warrants	—	280,960	—		280,960

Total investments	$8,411,690	$260,925,757	$3,539,369		$272,876,816

Other financial instruments:
Forward foreign currency contracts	—	$35,097	—		$35,097

Total	$8,411,690	$260,960,854	$3,539,369		$272,911,913

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$156,884	—	—		$156,884

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES						SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	MATERIALS		UTILITIES		CONSUMER DISCRETIONARY	TOTAL
Balance as of February 28, 2014	$770,339	$1,438,012	—		$0	*	—	$2,208,351
Accrued premiums/discounts	10,295	5,059	—		—		—	15,354
Realized gain (loss)	—	(23,187)	—		—		—	(23,187)
Change in unrealized appreciation (depreciation)[1]	(80,348)	(190,294)	—		—		$(723)	(271,365)
Purchases	237,484	105,736	0	*	—		251,539	594,759
Sales	—	(126,812)	—		—		(203,327)	(330,139)
Transfers into Level 3	—	—	—		—		—	—
Transfers out of Level 3[2]	—	(1,208,514)	—		—		—	(1,208,514)

Balance as of November 30, 2014	$937,770	$—	$0	*	$0	*	$47,489	$985,259

Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2014[1]	$(80,348)	(190,294)	—		—		(723)	$(271,365)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	TOTAL
Balance as of February 28, 2014	$93,838	$764,588	—	$1,872,631	$2,731,057
Accrued premiums/discounts	—	—	—	—	—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation
(depreciation)[1]	(93,838)	(429,787)	$27,055	(383,722)	(880,292)
Purchases	—	—	703,345	—	703,345
Sales	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[2]	—	—	—	—	—

Balance as of November 30, 2014	$0 *	$334,801	$730,400	$1,488,909	$2,554,110

Net change in unrealized appreciation
(depreciation) for investments in securitiesstill held at November 30, 2014[1]	$(93,838)	$(429,787)	$27,055	$(383,722)	$(880,292)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At November 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,284,587
Gross unrealized depreciation	(11,898,658)

Net unrealized appreciation	$2,385,929

At November 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	118	3/15	$14,834,647	$14,991,531	$(156,884)

At November 30, 2014 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	5,473,421	EUR	4,373,143	Citibank N.A.	2/13/15	$32,820
USD	332,560	EUR	265,481	Royal Bank of Scotland PLC	2/13/15	2,277

Total						$35,097

Abbreviations used in this table:

EUR	— Euro
USD	—United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 23, 2015